SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                          DWS Short Duration Plus Fund

The following information revises similar disclosure for the above fund in "The portfolio managers" section of the prospectuses.

The following people handle the day-to-day management of the fund.

  Andrew P. Cestone                        William Chepolis, CFA
  Managing Director of Deutsche Asset      Managing Director of Deutsche Asset
  Management and Portfolio Manager of      Management and Portfolio Manager of
  the fund.                                the fund.
   o Joined Deutsche Asset Management       o Joined Deutsche Asset Management
     in 1998 and the fund in 2005.            in 1998 after 13 years of
   o Head of High Yield.                      experience as vice president and
   o Previous experience includes five        portfolio manager for Norwest
     years as an investment analyst at        Bank where he managed the bank's
     Phoenix Investment Partners and as       fixed income and foreign exchange
     a credit officer in the                  portfolios.
     asset-backed lending group at          o Portfolio Manager for Retail
     Fleet Financial Group.                   Mortgage Backed Securities: New
   o BA, University of Vermont.               York.
                                            o Joined the fund in 2002.
                                            o BIS, University of Minnesota.


                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group
July 7, 2006
DSDPF-3600

Matthew F. MacDonald                     Robert Wang
Director of Deutsche Asset Management    Managing Director of Deutsche Asset
and Portfolio Manager of the fund.       Management and Portfolio Manager of
   o Joined Deutsche Asset Management    the fund.
     and the fund in 2006 after 14        o Global Asset Allocation senior
     years of fixed income experience       portfolio manager: New York.
     at Bank of America Global            o Joined Deutsche Asset Management in
     Structured Products and PPM            1995 as a senior fixed income
     America, Inc., where he was            portfolio manager after 13 years of
     portfolio manager for public           experience at J.P. Morgan & Co.
     fixed income, including MBS,           trading fixed income, derivatives
     ABS, CDOs and corporate bonds;         and foreign exchange products.
     earlier, as an analyst for MBS,      o Joined the fund in 2005.
     ABS and money markets; and           o BS, The Wharton School, University
     originally, at Duff & Phelps           of Pennsylvania.
     Credit Rating Company.
   o Portfolio Manager for Retail
     Mortgage Backed Securities: New
     York.
   o BA, Harvard University; MBA,
     University of Chicago Graduate
     School of Business.















               Please Retain This Supplement for Future Reference

July 7, 2006
DSDPF-3600